Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock-Based Compensation

We have two share-based compensation plans under which a total of 15,665,000 shares may be issued under awards to key employees and non-employee directors.

The following table summarizes the impact of all stock-based compensation expense on our consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010.

(in millions of dollars)	2012	2011	2010
Advertising, selling, general and administrative expense	$9.2	$6.3	$4.2
Income from continuing operations before income tax	9.2	6.3	4.2
Income tax expense	3.3	0.2	0.2
Net income	$5.9	$6.1	$4.0

There was no capitalization of stock based compensation expense.

Stock-based compensation expense by award type (including stock options, stock-settled appreciation rights (“SSARs”), restricted stock units (“RSUs”) and performance stock units (“PSUs”)) for the years ended December 31, 2012, 2011 and 2010 are as follows:

(in millions of dollars)	2012	2011	2010
Stock option compensation expense	$1.8	$0.6	$0.4
SSAR compensation expense	0.1	0.2	0.2
RSU compensation expense	3.9	3.0	2.8
PSU compensation expense	3.4	2.5	0.8
Total stock-based compensation	$9.2	$6.3	$4.2

Stock Option and SSAR Awards

The exercise price of each stock option and SSAR equals or exceeds the fair market price of our stock on the date of grant. Options/SSARs can generally be exercised over a maximum term of up to seven years. Stock options/SSARs outstanding as of December 31, 2012 generally vest ratably over three years. There were no SSAR or option awards issued during 2010. During 2011 and 2012, we granted only option awards. The fair value of each option/SSAR grant is estimated on the date of grant using the Black-Scholes option-pricing model using the weighted average assumptions as outlined in the following table:

	Year Ended December 31,
	2012		2011
Weighted average expected lives	4.5	years	4.5	years
Weighted average risk-free interest rate	0.75%		1.65%
Weighted average expected volatility	55.7%		50.7%
Expected dividend yield	0.0%		0.0%
Weighted average grant date fair value	$5.41		$3.85

We have utilized historical volatility for a pool of peer companies for a period of time that is comparable to the expected life of the option/SSAR to determine volatility assumptions for stock-based compensation prior to 2012. Beginning with 2012 volatility is calculated using a combination of peer companies (50%) and ACCO Brands' historic volatility (50%). The weighted average expected option/SSAR term reflects the application of the simplified method, which defines the life as the average of the contractual term of the option/SSAR and the weighted average vesting period for all option tranches. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Forfeitures are estimated at the time of grant in order to calculate the amount of share-based payment awards ultimately expected to vest. The forfeiture rate is based on historical rates.

A summary of the changes in stock options/SSARs outstanding under the Company’s stock compensation plans during the year ended December 31, 2012 is presented below:

	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2011	6,108,456	$12.23
Granted	698,526	$11.83
Exercised	(297,446)	$1.58
Lapsed	(1,630,983)	$20.28
Outstanding at December 31, 2012	4,878,553	$10.12	3.2 years	$9.7	million
Exercisable shares at December 31, 2012	3,796,756	$9.95	2.4 years	$9.7	million
Options/SSARs vested or expected to vest	4,814,335	$10.12	3.1 years	$9.7	million

We received cash of $0.2 million and $0.1 million from the exercise of stock options for the years ended December 31, 2012 and 2011, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2012 and 2011, were not significant. No stock options were exercised in 2010. The aggregate intrinsic value of SSARs exercised during the years ended December 31, 2012, 2011 and 2010 totaled $2.5 million, $3.0 million and $2.1 million, respectively. The fair value of options and SSARs vested during the years ended December 31, 2012, 2011 and 2010 was $1.0 million, $0.6 million and $1.1 million, respectively. As of December 31, 2012, we had unrecognized compensation expense related to stock options of $3.7 million, which will be recognized over a weighted-average period of 2.1 years.

Stock Unit Awards

The ACCO Brands Corporation 2011 Amended and Restated ACCO Brands Corporation Incentive Plan provides for stock based awards in the form of RSUs, PSUs, incentive and non-qualified stock options, and stock appreciation rights, any of which may be granted alone or with other types of awards and dividend equivalents. RSUs vest over a pre-determined period of time, generally three to four years from the date of grant. Stock-based compensation expense for the years ended December 31, 2012, 2011 and 2010 includes $0.9 million, $0.6 million and $0.7 million, respectively, of expense related to RSUs granted to non-employee directors, which became fully vested on the grant date. PSUs also vest over a pre-determined period of time, minimally three years, but are further subject to the achievement of certain business performance criteria in future periods. Based upon the level of achieved performance, the number of shares actually awarded can vary from 0% to 150% of the original grant.

There were 1,428,592 RSUs outstanding at December 31, 2012. All outstanding RSUs as of December 31, 2012 vest within four years of their date of grant. Also outstanding at December 31, 2012 were 1,571,005 PSUs. All outstanding PSUs as of December 31, 2012 vest at the end of their respective performance periods subject to achievement of the performance targets associated with such awards. Upon vesting, all of the remaining PSU awards will be converted into the right to receive one share of common stock of the Company for each unit that vests. The cost of these awards is determined using the fair value of the shares on the date of grant, and compensation expense is generally recognized over the period during which the employees provide the requisite service to the Company. We generally recognize compensation expense for our PSU awards ratably over the performance period based on management’s judgment of the likelihood that performance measures will be attained. We generally recognize compensation expense for our RSU awards ratably over the service period.

A summary of the changes in the stock unit awards outstanding under our equity compensation plans during 2012 is presented below:

	Stock Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2011	2,391,360	$8.80
Granted	1,536,779	$11.54
Vested	(453,831)	$11.11
Forfeited and cancelled	(474,711)	$9.25
Outstanding at December 31, 2012	2,999,597	$9.78

The weighted-average grant date fair value of our stock unit awards was $11.54, $8.73, and $7.06 for the years ended December 31, 2012, 2011 and 2010, respectively. The fair value of stock unit awards that vested during the years ended December 31, 2012, 2011 and 2010 was $5.0 million, $2.5 million and $1.3 million, respectively. As of December 31, 2012, the Company had unrecognized compensation expense related to RSUs and PSUs of $7.2 million and $7.8 million, respectively. The unrecognized compensation expense related to RSUs and PSUs will be recognized over a weighted-average period of 2.3 years and 1.8 years, respectively.

We will satisfy the requirement for delivering the common shares for stock-based plans by issuing new shares.